FMC STRATEGIC
                                   VALUE FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2002
ADVISED BY:
FIRST MANHATTAN CO.

MANAGER'S DISCUSSION OF FUND PERFORMANCE



Dear Shareholders:



The following table sets forth performance data for the FMC Strategic Value Fund (the "Fund") for the periods indicated.
                                         PERIODS ENDED OCTOBER 31, 2002
                                       ----------------------------------
                                       Six Months        12 Months
                                       ----------        ---------
FMC Strategic Value Fund                -15.01%            +8.57%
Russell 2000 Value Index                -24.46%            -2.53%

Even the most casual observer of financial markets realizes that it has been difficult sledding over the past year or more. In fact, at this juncture the compound annual return for the broader S&P 500 Index over the past three years is solidly in the red with a negative double-digit return. For our part, while we are not pleased to have fallen back over the past six months, we have compiled a solid return of +8.6% over the past fiscal year. Our longer term returns, which are reflected in the Financial Highlights section of this Report, have remained positive as well, and we have continued to outperform our benchmark, the Russell 2000 Value Index.

We recognize that over certain time periods performance results can and will vary based on a shift in the flow of funds, whether between various styles, I.E., growth vs. value or small cap vs. large cap, or as we have seen this year, a shift out of stocks into bonds, as investors in general become discouraged. We believe that our results have been less volatile in this turbulent market because of our focus on a key fundamental metric, a company's ability to generate free cash flow. That is, despite continued economic uncertainty and a general pattern whereby earnings have fallen short of expectations, the majority of our holdings continue to generate positive free cash flow which results from a number of factors, including a business model that is less capital intensive, tight cost controls and/or effective balance sheet management. These cash flows have been used to either retire debt, make acquisitions (which hopefully are accretive), repurchase shares or a combination thereof. The impact of these actions is that the intrinsic value of the business tends to be stabilized or even enhanced during a difficult business environment. In a number of cases where existing holdings declined during the past six months, we added to our positions because, in our judgment, the discount to value widened.

As noted in our last report, the overall market decline suggests that the basket of out-of-favor stocks is refilling; as a result, over the past six months we have taken advantage by adding several new holdings to our portfolio including Chesapeake Corp., Liberty Media, Mettler-Toledo, Polycom Inc., and Range
Resources. Some of these are fallen growth stocks or stocks which previously sold at lofty valuations but largely because earnings expectations proved too excessive, the stocks declined sharply in value, in most cases by over 50%. These declines provided us with the opportunity to invest in what we think are some very attractive businesses at reasonable prices. Two of these opportunities are described below.

Since our last report we acquired a position in Mettler-Toledo, paying around $26 per share or about half the price that the stock sold for less than twelve months ago. Mettler is the largest manufacturer of weighing instruments and has the number one market position in over 80% of its market; its largest customer is the pharmaceutical industry. After compiling a steady growth in earnings since 1993, results in 2002 flattened out at an estimated $2.15 per share because spending by pharmaceutical companies slowed and the business with retail supermarkets, particularly in Europe, has had tough comparisons (last year these customers purchased heavily to gear up for the Euro conversion). Consequently, we acquired our position at a P/E ratio of 12 times current earnings in what we think is a very sophisticated business franchise that generates an attractive 14% average return on invested capital. The business is not capital intensive; virtually all of the earnings represent free cash flow. Importantly, we think this price could prove to be a significant discount to Mettler's earning potential which we estimate could approximate $3 per share in two to three years, assuming some slight improvement in the economy and realization of benefits from a strong new product pipeline.

Another position we established that has similar attributes is Polycom, Inc., the largest manufacturer of audio and video conferencing equipment with better than a 50% market share. Polycom has also compiled an attractive record of growth, including very profitable returns, E.G., gross margins that have been consistently over 50% and double digit operating margins, even after spending heavily (over 10% of revenues) on R&D. We are impressed with the quality of the company's products, as well as the cost saving and efficiency attributes they deliver to customers, particularly the videophone which accounts for over 50% of sales. The combination of financial problems in the airline industry and security issues that have increased the level of stress caused by traveling should auger well for future demand.

Earlier this year Polycom sold new equity to the public for over $30 per share. The funds from this financing along with pre-existing cash and free cash flow generated this year from operations totals $5 per share in cash on the balance sheet (there is no debt). When deducted from the $10 per share we paid for our Polycom stock, we view this as having paid the difference, or $5 per share, for the operating assets or a P/E of only 10 times 2002 EPS estimated at $0.50 per share. We think Polycom will earn more next year and beyond. At the same time, the company has a large cash position which can be used to further enhance shareholder value. We would not have paid $30 for the stock earlier in the year, but we seriously doubt that the value of Polycom's business has declined commensurately with the stock price.

We appreciate your continued confidence.

Sincerely,



/s/Edward I. Lefferman

Edward I. Lefferman

Portfolio Manager

        Comparison of Change in the Value of a $10,000 Investment in the FMC Strategic Value Fund versus the Russell 2000 Value Index

                                 TOTAL RETURN(1)
          ----------------------------------------------
                           Annualized         Annualized
          One Year           3 Year            Inception
          Return            Return          to Date(2)(3)
            8.57%            16.31%             12.56%
          ----------------------------------------------

   [Line Graph Omitted] Plot points are as follows:
                    FMC         Russell 2000
   8/31/98        10,000           10,000
   10/31/98       11,114           10,879
   10/31/99       11,143           10,957
   10/31/00       13,813           12,853
   10/31/01       16,149           13,977
   10/31/31       17,533           13,624

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) The FMC Strategic Value Fund commenced operations on August 17, 1998. The performance reflected in the graph begins at the end of the month operations commenced.
(3) If the advisor had not limited certain expenses, the Fund's total return would have been lower.

   [Pie Chart Omitted] Plot points are as follows:

   Metals and Metal Fabricate 1.2%
   Professional Services 1.4%
   Foreign Stock 1.8%
   Insurance 1.8%
   Paper & Paper Products 1.9%
   Media 2.0%
   Banks 2.2%
   Food, Beverage & Tobacco 2.3%
   Communications Equipment 2.5%
   Manufacturing 2.9%
   Household Furniture & Fixtures 3.3%
   Marine Transportation 3.9%
   Transportation 4.6%
   Machinery 7.1%
   Consumer Products 7.2%
   Holding Company 0.9%
   U.S. Treasury Obligations 20.4%
   Petroleum & Fuel Products 14.1%
   Chemicals 9.8%
   Office Equipment & Supplies 8.7%
   % of Portfolio

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2002




                                                                        Market
                                                                         Value
                                                           Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK (78.5%)
BANKS (2.2%)
   North Fork Bancorporation ..........................   18,000      $    692
                                                                      --------
CHEMICALS (9.9%)
   Agrium .............................................   70,000           689
   FMC*.. .............................................   30,000           918
   MacDermid ..........................................   58,000         1,164
   PolyOne ............................................   45,000           360
                                                                      --------
                                                                         3,131
                                                                      --------
COMMUNICATIONS EQUIPMENT (2.5%)
   Polycom* ...........................................   80,000           788
                                                                      --------
CONSUMER PRODUCTS (7.3%)
   Blyth ..............................................   50,000         1,410
   Tredegar ...........................................   70,000           903
                                                                      --------
                                                                         2,313
                                                                      --------
FOOD, BEVERAGE & TOBACCO (2.3%)
   Corn Products International ........................   25,000           737
                                                                      --------
HOLDING COMPANY (0.9%)
   Brascan, Cl A ......................................   14,000           275
                                                                      --------
HOUSEHOLD FURNITURE & FIXTURES (3.3%)
   Ethan Allen Interiors ..............................   15,000           481
   Furniture Brands International* ....................   25,000           565
                                                                      --------
                                                                         1,046
                                                                      --------
INSURANCE (1.9%)
   Commerce Group .....................................   17,300           593
                                                                      --------
MACHINERY (7.2%)
   AZZ*.. .............................................   55,000           682
   Denison International ADR* .........................   57,700           825
   Gardner Denver* ....................................   21,000           314
   Tecumseh Products, Cl A ............................   10,000           454
                                                                      --------
                                                                         2,275
                                                                      --------
MANUFACTURING (2.9%)
   Actuant, Cl A* .....................................   23,200           923
                                                                      --------
MARINE TRANSPORTATION (3.9%)
   Alexander & Baldwin ................................   25,000           581
   CP Ships* ..........................................   55,000           661
                                                                      --------
                                                                         1,242
                                                                      --------
MEDIA (2.0%)
   Liberty Media* .....................................   76,500           633
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2002




                                                                        Market
                                                                         Value
                                                           Shares        (000)
--------------------------------------------------------------------------------


METALS & METAL FABRICATE (1.3%)
   Mueller Industries* ................................   15,000      $    401
                                                                      --------
OFFICE EQUIPMENT & SUPPLIES (8.8%)
   Moore* .............................................   75,000           829
   New England Business Service .......................   35,000           788
   Pitney Bowes .......................................    9,000           302
   United Stationers* .................................   28,700           853
                                                                      --------
                                                                         2,772
                                                                      --------
PAPER & PAPER PRODUCTS (1.9%)
   Chesapeake .........................................   40,000           612
                                                                      --------
PETROLEUM & FUEL PRODUCTS (14.2%)
   Cooper Cameron* ....................................   14,000           653
   Core Laboratories* .................................   92,000           867
   Encore Acquisition* ................................   70,000         1,146
   FMC Technologies* ..................................   27,515           509
   Range Resources* ...................................  130,000           620
   Rowan. .............................................   35,000           714
                                                                      --------
                                                                         4,509
                                                                      --------
PROFESSIONAL SERVICES (1.4%)
   Advo*. .............................................   10,000           303
   Fluor. .............................................    6,500           154
                                                                      --------
                                                                           457
                                                                      --------
TRANSPORTATION (4.6%)
   Trinity Industries .................................   20,000           314
   Wabtec .............................................   81,000         1,153
                                                                      --------
                                                                         1,467
                                                                      --------
TOTAL COMMON STOCK
   (Cost $23,798)                                                       24,866
                                                                      --------


FOREIGN STOCK (1.8%)
   Mettler-Toledo International* ......................   19,000           569
                                                                      --------
TOTAL FOREIGN STOCK
   (Cost $498) ........................................                    569
                                                                      --------


RIGHTS (0.0%)
   Liberty Media+ .....................................    3,060            --
                                                                      --------
TOTAL RIGHTS
   (Cost $-) ..........................................                     --
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2002




                                                                        Market
                                                         Face Amount     Value
                                                            (000)        (000)
--------------------------------------------------------------------------------




U.S. TREASURY OBLIGATIONS (20.7%)
   U.S. TREASURY BILLS (A)
     1.628%, 11/07/02 .................................   $  929      $    929
     1.672%, 12/05/02 .................................    1,201         1,199
     1.593%, 01/02/03 .................................    1,013         1,011
     1.530%, 02/06/03 .................................    1,590         1,584
     1.455%, 03/06/03 .................................    1,556         1,548
     1.592%, 04/03/03 .................................      269           267
                                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $6,537)                                                         6,538
                                                                      --------
TOTAL INVESTMENTS (101.0%)
   (Cost $30,833)                                                       31,973
                                                                      --------


OTHER NET ASSETS AND LIABILITIES (-1.0%)
   Investment Advisory Fees Payable ...................                    (21)
   Administrative Fees Payable ........................                     (6)
   Other Assets and Liabilities .......................                   (275)
                                                                      --------
TOTAL OTHER NET ASSETS AND LIABILITIES ................                   (302)
                                                                      --------
TOTAL NET ASSETS ......................................               $ 31,671
                                                                      ========
NET ASSETS:
   Portfolio Shares (unlimited authorization--
     no par value) based on 2,531,729 outstanding
     shares of beneficial interest ....................                 30,229
   Accumulated net realized gain on investments .......                    302
   Net unrealized appreciation on investments .........                  1,140
                                                                      --------
TOTAL NET ASSETS (100.0%)                                             $ 31,671
                                                                      ========
   Net Asset Value, Offering and Redemption Price Per Share             $12.51
                                                                      ========
 *  NON-INCOME PRODUCING SECURITY.
 + SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2002 WAS $0.
(A) RATE SHOWN IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                           FMC STRATEGIC VALUE FUND

For the Year Ended October 31, 2002


--------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $3).........         $193
   Interest Income ...............................................          112
--------------------------------------------------------------------------------
     Total Investment Income......................................          305
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ......................................          274
   Administrative Fees ...........................................           75
   Professional Fees .............................................            5
   Printing Fees .................................................           18
   Transfer Agent Fees ...........................................           37
   Trustee Fees ..................................................            3
   Registration and Filing Fees ..................................            9
   Custodian Fees ................................................            4
   Insurance and Other Fees ......................................            3
--------------------------------------------------------------------------------
     Total Expenses...............................................          428
--------------------------------------------------------------------------------
   Less: Investment Advisory Fee Waiver...........................          (72)
--------------------------------------------------------------------------------
   Net Expenses...................................................          356

     Net Investment Loss..........................................          (51)

   Net Realized Gain from Securities Sold ........................          355
   Net Change in Unrealized Appreciation on Investment Securities           363
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments .............          718
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations...........         $667
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                FMC STRATEGIC VALUE FUND

For the Years Ended October 31,


                                                             2002         2001
--------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)...........................  $ (51)  $        81
   Net Realized Gain from Securities Sold ................    355         1,082
   Net Change in Unrealized Appreciation on
    Investment Securities ................................    363           583
--------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations.    667         1,746
--------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income .................................     (6)          (84)
   Realized Capital Gains................................. (1,082)       (1,663)
--------------------------------------------------------------------------------
     Total Distributions ................................. (1,088)       (1,747)
--------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ........................... 14,574         5,578
   Reinvestment of Cash Distributions ....................     60         1,696
   Cost of Shares Redeemed ...............................   (699)         (192)
--------------------------------------------------------------------------------
     Increase in Net Assets Derived from
            Capital Share Transactions.................... 13,935         7,082
--------------------------------------------------------------------------------

     Total Increase in Net Assets ........................ 13,514         7,081
--------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................... 18,157        11,076
-------------------------------------------------------------------------------
   End of Period .........................................$31,671       $18,157
================================================================================
Shares Issued and Redeemed:
    Shares Issued ........................................  1,093           445
    Shares Issued in Lieu of Cash Distributions ..........      5           156
    Shares Redeemed ......................................    (56)          (16)
--------------------------------------------------------------------------------
     Net Increase in Shares ..............................  1,042           585
================================================================================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding For Each Period

For the Periods Ended October 31,

                                                                                                                  Ratio     Ratio
          Net                                                         Net                Net                     of Net  of Expenses
         Asset             Realized and Distributions Distributions  Asset              Assets,     Ratio     Investment  to Average
         Value,     Net     Unrealized    from Net        from       Value,              End     of Expenses    Income    Net Assets
       Beginning Investment  Gain on     Investment      Capital      End     Total   of Period  to Average   to Average  (Excluding
       of Period  Income    Securities     Income         Gains    of Period  Return    (000)     Net Assets   Net Assets   Waivers)
       --------- --------- ------------ ------------- ------------ --------- -------- --------- -----------  ----------- -----------
2002    $12.19   $(0.02)     $ 1.05        $  --         $(0.71)     $12.51    8.57%   $31,671      1.30%       (0.19)%      1.56%
2001     12.26     0.07        1.76        (0.07)         (1.83)      12.19   16.91     18,157       1.30        0.55        2.31
2000     10.31     0.09        2.29        (0.08)         (0.35)      12.26   23.96     11,076       1.30        0.81        2.81
1999     10.40     0.07       (0.05)        (0.07)        (0.04)      10.31    0.26      9,552       1.30        0.59        3.10
1998(1)  10.00     0.03        0.39        (0.02)            --       10.40    4.25+     5,691       1.30        1.45        5.07

          Ratio
          of Net
        Investment
          Income
        to Average
        Net Assets   Portfolio
        (Excluding   Turnover
         Waivers)      Rate
        ----------  ----------
2002      (0.45)%      3.26%
2001      (0.46)      29.75
2000      (0.70)      23.93
1999      (1.21)      11.85
1998(1)   (2.32)       6.86


 + Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The FMC Strategic Value Fund commenced operations on August 17, 1998. All ratios for the period have been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2002



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining funds are not presented herein but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Fair Value Committee of the Board of Trustees. The value of such securities at October 31, 2002 was $0.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

    NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

    EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not result in any changes to the Fund, material or otherwise, and did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2002


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services, (formerly SEI Investments Mutual Funds Services the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion. Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2002 were as follows
(000):


Purchases
  U.S. Government .....................   $     --
  Other ...............................     12,223
Sales
  U.S. Government .....................         --
  Other ...............................        695

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provisions for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments of the timing of the recognition of gains and losses on investment transactions and a reclassification of distributions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

NOTES TO FINANCIAL STATEMENTS (concluded)               FMC STRATEGIC VALUE FUND

October 31, 2002


Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2002 (000):

            UNDISTRIBUTED              ACCUMULATED
           NET INVESTMENT               REALIZED
               INCOME                   GAIN/LOSS
           --------------              -----------
                $53                       $(53)

The tax character of dividends and distributions paid during the last two years were as follows (000):

              ORDINARY      LONG-TERM
               INCOME      CAPITAL GAIN      TOTAL
              --------     ------------     ------
   2002         $120           $ 968        $1,088
   2001          657           1,090         1,747

As of October 31, 2002, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                  $   37
Undistributed Long-Term Capital Gain              265
Unrealized Appreciation                         1,140
                                               ------
Total Distributable Earnings                   $1,442
                                               ======
   The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2002, were as follows (000):

      FEDERAL                                NET
       TAX      APPRECIATED  DEPRECIATED   UNREALIZED
       COST     SECURITIES   SECURITIES   APPRECIATION
      -------   -----------  -----------  ------------
      $30,833     $3,536      $(2,396)       $1,140

8. CHANGE IN INDEPENDENT AUDITOR (UNAUDITED):

In May 2002, Arthur Andersen LLP (Arthur Andersen) resigned as independent auditor for the Fund. KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The report on the financial statements audited by Arthur Andersen for the year ended October 31, 2001 for the Fund did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such year.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Trustees of
FMC Strategic Value Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of FMC Strategic Value Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2002, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2001 and the financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FMC Strategic Value Fund of The Advisors' Inner Circle Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/KPMG LLP

Philadelphia, Pennsylvania
December 23, 2002

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below is the name, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee or Officer of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.




                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS1,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE                        THE TRUST              TIME SERVED2                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
------------------------------------------------------------------------------------------------------------------------------------
JOHN T. COONEY                        Trustee               Since 1993          Vice Chairman of Ameritrust Texas N.A.,
75 yrs. old                                                                     1989-1992, and MTrust Corp., 1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON                   Trustee               Since 1993          Pennsylvania State University, Senior Vice
75 yrs. old                                                                     President, Treasurer (Emeritus); Financial
                                                                                and Investment Consultant, Professor of
                                                                                Transportation since 1984; Vice President-
                                                                                Investments, Treasurer, Senior Vice President
                                                                                (Emeritus), 1982-1984. Director,
                                                                                Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee               Since 1993          Private investor from 1987 to present. Vice
                                                                                President and Chief Financial officer, Western
                                                                                Company of North America (petroleum ser-
                                                                                vice company), 1980-1986. President of Gene
                                                                                Peters and Associates (import company),
                                                                                1978-1980. President and Chief Executive
                                                                                Officer of Jos. Schlitz Brewing Company
                                                                                before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee               Since 1994          Partner, Dechert Price & Rhoads, September
71 yrs. old                                                                     1987-December 1993.







------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.               Trustee               Since 1999          Chief Executive Officer, Newfound
60 yrs. old                                                                     Consultants Inc. since April 1997. General
                                                                                Partner, Teton Partners, L.P., June 1991-
                                                                                December 1996; Chief Financial Officer,
                                                                                Nobel Partners, L.P., March 1991-December
                                                                                1996; Treasurer and Clerk, Peak Asset
                                                                                Management, Inc., since 1991.
------------------------------------------------------------------------------------------------------------------------------------


        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                      OTHER DIRECTORSHIPS
         MEMBER                           HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.
--------------------------------------------------------------------------------
          40                      Member and Treasurer, Board of
                                  Trustees of Grove City College.
                                  Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.

--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.

--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds,
                                  The MDL Funds, The Expedition
                                  Funds, SEI Asset Allocation Trust, SEI
                                  Daily Income Trust, SEI Index Funds,
                                  SEI Institutional International Trust,
                                  SEI Institutional Investments Trust, SEI
                                  Institutional Managed Trust, SEI
                                  Insurance Products Trust, SEI Liquid
                                  Asset Trust and SEI Tax Exempt Trust.
-----------------------------------------------------------------------------
          40                      Trustee, Navigator Securities Lending
                                  Trust, since 1995. Trustee of The
                                  Fulcrum Trust. Trustee of The Arbor
                                  Funds, The MDL Funds, The Expedition
                                  Funds, SEI Asset Allocation Trust,
                                  SEI Daily Income Trust, SEI Index
                                  Funds, SEI Institutional International Trust,
-----------------------------------------------------------------------------
1 Unless   otherwise  noted,  the  business  address  of  each  Trustee  is  SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each  trustee  shall hold office  during the  lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies,  resigns or is removed in  accordance  with the Trust's  Declaration of Trust.
3 Directorships  of companies  required to report to the Securities and Exchange
  Commission  under  the  Securities Exchange  Act  of  1934  (i.e.,   "public
  companies") or other investment companies registered under the 1940 Act.

                                     14 & 15

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS1,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE                        THE TRUST              TIME SERVED2                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARDMEMBERS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. NESHER                    Chairman               Since 1991           Currently performs various services on behalf
56 yrs. old                        of the Board                                 of SEI Investments for which Mr. Nesher is
                                   of Trustees                                  compensated. Executive Vice President of SEI
                                                                                Investments, 1986-1994. Director and
                                                                                Executive Vice President of the Administrator
                                                                                and the Distributor, 1981-1994.




------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                      Trustee               Since 1992          Partner, Morgan, Lewis & Bockius LLP
1701 Market Street,                                                             (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                                          the Administrator and the Distributor. Director
62 yrs. old                                                                     of SEI Investments since 1974; Secretary of
                                                                                SEI Investments since 1978.




------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                        OTHER DIRECTORSHIPS
         MEMBER                             HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

          40                           Trustee of The Arbor Funds, Bishop
                                       Street Funds, The Expedition Funds,
                                       The MDL Funds, SEI Asset Allocation
                                       Trust, SEI Daily Income Trust, SEI
                                       Index Funds, SEI Institutional
                                       International Trust, SEI Institutional
                                       Investments Trust, SEI Institutional
                                       Managed Trust, SEI Insurance Products
                                       Trust, SEI Liquid Asset Trust and
                                       SEI Tax Exempt Trust.
--------------------------------------------------------------------------------
          40                           Trustee of The Arbor Funds, The
                                       MDL Funds, The Expedition Funds,
                                       SEI Asset Allocation Trust, SEI Daily
                                       Income Trust, SEI Index Funds, SEI
                                       Institutional International Trust, SEI
                                       Institutional Investments Trust, SEI
                                       Institutional Managed Trust, SEI
                                       Insurance Products Trust, SEI Liquid
                                       Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     16 & 17

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS1,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE                        THE TRUST              TIME SERVED2                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
JAMES R. FOGGO                      President              (Since 2000)         Vice President and Assistant Secretary
38 yrs. old                                                                     of SEI Investments since 1998; Vice
                                                                                President and Assistant Secretary of
                                                                                SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since 1999; Associate, Paul, Weiss,
                                                                                Rifkind, Wharton & Garrison (law firm),
                                                                                1998; Associate, Baker & McKenzie
                                                                                (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA        Controller and Chief         (Since 2001)         Director, SEI Funds Accounting since
33 yrs. old                     Financial Officer                               November 1999; Audit Manager, Ernst
                                                                                & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN      Vice President and Secretary     (Since 2001)         Vice President and Assistant Secretary
40 yrs. old                                                                     of SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since January 2001; Shareholder/Partner,
                                                                                Buchanan Ingersoll Professional
                                                                                Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN  Vice President and Assistant Secretary  (Since 1995)         Senior Vice President and General
36 yrs. old                                                                     Counsel of SEI Investments; Senior Vice
                                                                                President, General Counsel and Secretary
                                                                                of SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since 2000; Vice President and Assistant
                                                                                Secretary of SEI Investments, SEI Global
                                                                                Funds Services and SEI Investments
                                                                                Distribution Co. from 1999-2000;
                                                                                Associate, Dewey Ballantine (law firm)
                                                                                from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                                OTHER DIRECTORSHIPS
         MEMBER                                     HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------

           N/A                                               N/A








--------------------------------------------------------------------------------
           N/A                                               N/A


--------------------------------------------------------------------------------
           N/A                                               N/A





--------------------------------------------------------------------------------
           N/A                                               N/A

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                     18 & 19

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS1,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE                        THE TRUST               TIME SERVED                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
LYDIA A. GAVALIS                Vice President and         (Since 1998)         Vice President and Assistant Secretary
                                                                                Global Funds Services and SEI Investments
                                                                                Distribution Co. since 1998; Assistant
                                                                                General Counsel and Director of Arbitration,
                                                                                Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President      (Since 2000)         Vice President and Assistant Secretary of SEI
34 yrs. old                   and Assistant Secretary                           Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since  1999;
                                                                                Associate, Dechert (law firm) from 1997-1999;
                                                                                Associate, Richter, Miller & Finn (law firm)
                                                                                from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President      (Since 2000)         Vice President and Assistant Secretary of
34 yrs. old                        and Secretary                                SEI Investments Global Funds Services and
                                                                                SEI Investments Distribution Co. since 2000;
                                                                                Vice President, Merrill Lynch & Co. Asset
                                                                                Management Group from 1998 - 2000; Associate
                                                                                at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and         (Since 2000)         Vice President and Assistant Secretary of SEI
42 yrs. old                     Assistant Secretary                             Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 1999;
                                                                                Associate at White and Williams LLP
                                                                                from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and         (Since 2001)         Vice President and Assistant Secretary of SEI
31 yrs. old                     Assistant Secretary                             Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 2001;
                                                                                Associate at Howard Rice Nemorvoski
                                                                                Canady Falk & Rabkin from 1998-2001;
                                                                                Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
       OVERSEEN BY                                   OTHER DIRECTORSHIPS
         OFFICER                                       HELD BY OFFICER
--------------------------------------------------------------------------------
          N/A                                                N/A




--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------
          N/A                                                N/A




--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                    20 & 21

                             NOTICE TO SHAREHOLDERS
                                       OF
                          THE FMC STRATEGIC VALUE FUND
                                   (Unaudited)



For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Fund is designating the following items with regard to distributions paid during the year.

  Long Term  Long Long Term
 (20% Rate)    (18% Rate)     Ordinary
Capital Gain  Capital Gain     Income     Tax-Exempt     Total      Qualifying
Distribution  Distribution  Distributions  Interest  Distributions Dividends(1)
------------  ------------  ------------- ---------- ------------  ------------
   89.02%        0.00%         10.98%        0.00%      100.00%       71.57%



--------------------------------------------------------------------------------
(1) Qualifying dividends are dividends which are eligible for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

                                      NOTES

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103



This information must be preceded or accompanied by a current prospectus for the Fund described.

FMC-AR-001-0200